Trade Accounts Receivable and Other Current Assets	6 Months Ended
Jun. 30, 2022
Trade Accounts Receivable and Other Current Assets
Trade Accounts Receivable and Other Current Assets

17) Trade Accounts Receivable and Other Current Assets

(a) Trade Accounts Receivable

Trade accounts receivables are presented net of provisions for expected credit loss. As of June 30, 2022 and December 31, 2021, there were no provision for expected credit loss.

(b) Other Current Assets

The following table presents other currents assets of June 30, 2022 and December 31, 2021:

(U.S. Dollars in thousands)	At June 30, 2022	At December 31, 2021
Insurance claims for recoveries	$412	$124
Refund of value added tax	1,890	1,805
Prepaid expenses	1,452	1,158
Other receivables	7,878	2,539
Total other current assets	$11,632	$5,626